Financial Instruments - Disclosure of financial assets and liabilities (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade payables and accrued liabilities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities, Carrying amount	$ 3,016,988	$ 1,730,103
Financial liabilities, Fair value	3,016,988	1,730,103
Lease liability [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Financial liabilities, Carrying amount	605,605
Financial liabilities, Fair value	605,605
Cash and cash equivalents [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [abstract]
Financial assets, Carrying amount	18,861,029	2,450,239
Financial assets, Fair value	18,861,029	2,450,239
Amounts receivable [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets, Carrying amount	0	43,972
Financial assets, Fair value	$ 0	$ 43,972